SCHEDULE OF CONSTRUCTION IN PROCESS (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Total		$ 6,279,017	$ 132,516
Manufacturing Facility [Member]
Property, Plant, and Equipment [Line Items]
Total	[1]	6,279,017
Office Building Renovation [Member]
Property, Plant, and Equipment [Line Items]
Total	[2]		$ 132,516

[1]	In September 2025, the Company officially began construction of its intelligent kitchen manufacturing facility in Gushan Town, Jiangyin (the “intelligent kitchen facility”). The intelligent kitchen facility is consisted of a main factory building and ancillary facilities, including a staff dormitory. The main factory building is a four-story building with a total floor area of 32,086 square meters. The intelligent kitchen facility is expected to advance the Company’s strategic positioning in intelligent manufacturing and enable its ability to diversify its production capabilities.
[2]	In March 2025, the Company began the renovation of its office building located at No. 190 Xizhang Road, Gushan Town, Jiangyin City, Wuxi City, Jiangsu Province. Total renovation cost was approximately RMB 2.4 million (approximately $370,000). In July 2025, the Company expanded the scope of its renovation work to include the first floor of its office building at the above-mentioned location. The related renovation cost was RMB 321,445 ($47,196). Upon completion of these two renovation projects in June 2026, their respective cost had been transferred to the respective PP&E line items as of June 30, 2026.